Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 327,890,000.00
Total Fee Amount	45,281.61
Total Offset Amount	0.00
Net Fee	$ 45,281.61
Offering Table N/A
Offset Table N/A	N/A